Additional Information: Condensed Financial Statements of the Company (Details) - Schedule of Condensed Statement of Cash Flows of the Parent Company - Parent [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net cash used in operating activities	[1]	$ (3,355)	$ (1,483)	$ (1,514)
Cash flows from investing activities
Intercompany fund transfers			(3,000)	(38,598)
Net cash used in investing activities	[1]		(3,000)	(38,598)
Cash flows from financing activities
Proceeds from initial public offering, net of issuance costs				29,904
Proceeds from exercise of share options			1,284
Proceeds from issuance of convertible bonds		4,735
Redemption of convertible bonds		(1,050)
Net cash generated from financing activities		3,685	1,284	29,904
(Decrease)/increase in cash, cash equivalents and restricted cash		330	(3,199)	(10,208)
Cash, cash equivalents and restricted cash at beginning of year		133	3,332	13,540
Cash, cash equivalents and restricted cash at end of year		$ 463	$ 133	$ 3,332

[1]

The condensed financial information of the Company for the year ended December 31, 2020 has been revised to (i) reflect a reclassification adjustment on the presentation of cash flows between the Company and its subsidiaries within the Group. Such cash flows were previously inappropriately presented under the operating activities of the condensed financial information of the Company. The condensed financial information has been revised to properly reflect the cash flows from the Company to its subsidiaries as the investing activities amounted to US$38.6 million in FY20; and (ii) reflect a reclassification adjustment on the presentation of the amount due from entities within the Group from current to non-current in nature amounted to US$123.3 million in FY20 and the amount due to entities within the Group from current to non-current in nature amounted to US$3.9 million in FY20. Management considered the revision is immaterial, the impact of the revision was eliminated in consolidation, and there is no impact on the previously reported consolidated financial position, results of operations or cash flows.